Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 78,541	$ 53,367
Restricted cash	310	10
Accounts receivable, net	46,494	53,653
Inventories	10,468	8,611
Prepaid expenses and other current assets	8,268	7,108
Total current assets, continuing operations	144,081	122,749
Current assets from discontinued operations	3,489	106,698
Total current assets	147,570	229,447
Vessels, port terminals and other fixed assets, net	495,919	522,616
Deferred dry dock and special survey costs, net	14,974	14,119
Investments in affiliate companies	99,292	125,744
Other long-term assets	4,480	3,567
Operating lease assets	11,787	9,159
Intangible assets other than goodwill	46,193	48,966
Goodwill	104,096	104,096
Total non-current assets, continuing operations	776,741	828,267
Non-current assets from discontinued operations	0	751,064
Total non-current assets	776,741	1,579,331
Total assets	924,311	1,808,778
Current liabilities
Accounts payable	21,638	30,388
Accrued expenses and other liabilities	39,852	48,337
Deferred income and cash received in advance	4,271	2,693
Operating lease liabilities, current portion	834	257
Due to affiliate companies	1,642	385
Current portion of loans payable to affiliate companies	0	877
Current portion of long-term debt, net	23,544	25,976
Current portion of promissory note	10,000	5,000
Current portion of senior and ship mortgage notes, net	0	103,840
Total current liabilities, continuing operations	101,781	217,753
Current liabilities from discontinued operations	6,082	279,695
Total current liabilities	107,863	497,448
Senior and ship mortgage notes, net of current portion	496,608	542,698
Long-term debt, net of current portion	35,769	32,302
Convertible debenture payable to affiliate companies	118,833	0
Long term portion, promissory note	0	10,000
Loans payable to affiliate companies, net of current portion	0	111,757
Other long-term liabilities and deferred income	927	927
Deferred voyage revenue, non current portion	1,313	0
Operating lease liabilities, net of current portion	10,953	8,901
Deferred tax liability	9,954	10,487
Total non-current liabilities, continuing operations	674,357	717,072
Non-current liabilities from discontinued operations	0	527,614
Total non-current liabilities	674,357	1,244,686
Total liabilities	782,220	1,742,134
Commitments and contingencies	0	0
Preferred Stock — $0.0001 par value, authorized 1,000,000 shares, 16,988 and 23,032 issued and outstanding as of December 31, 2022 and 2021, respectively.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, 22,826,450 and 25,198,620 issued and outstanding as of December 31, 2022 and 2021, respectively.	2	2
Additional paid-in capital	664,932	679,301
Accumulated deficit	(576,053)	(667,906)
Total Navios Holdings stockholders’ equity	88,881	11,397
Noncontrolling interest	53,210	55,247
Total stockholders’ equity	142,091	66,644
Total liabilities and stockholders’ equity	$ 924,311	$ 1,808,778